Research and development incentive receivables	12 Months Ended
Dec. 31, 2019
Research and development incentive receivables
Research and development incentive receivables

7.         Research and development incentive receivables

	Year Ended
	December 31,
(in thousands of €)	2019	2018	2017
Research and development incentive receivables—current	€261	€301	€158
Research and development incentive receivables—non-current	8,566	4,883	3,033
	€8,827	€5,184	€3,191

On December 31, 2019, the Company has recorded a tax receivable of €8.8 million, compared to €5.2 million on December 31, 2018, in relation to a research and development incentive tax scheme in Belgium under which the research and development incentives can be refunded after five years if not offset against future income tax expense. The research and development incentives are recorded in other operating income (see note 18) in the consolidated statement of profit and loss and other comprehensive income. These amounts are expected to be gradually reimbursed in cash as from 2020 onwards.